Leases - Schedule of Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Year ending December 31
2025	$ 5,249
2026	4,910
2027	4,911
2028	4,909
2029	3,667
2030 & thereafter	16,746
Total commitments	40,392
Less: effect of discounting cash flows to their present value	(4,788)
Operating lease liabilities	$ 35,604	$ 33,014